Organization, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivable, allowance for credit loss	$ 540		$ 10,071
UNITED WHOLESALE MORTGAGE, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loan originations	53,100	$ 31,100
Accounts receivable, allowance for credit loss	$ 540	258
Interest income maturity period	90 days
Marketing and advertising expense	$ 7,900	5,600
Fiduciary and Trust [Member] | UNITED WHOLESALE MORTGAGE, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted investments	955,200	374,300
Servicing Advances [Member] | UNITED WHOLESALE MORTGAGE, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivable, allowance for credit loss	$ 264,000	$ 125,000